SEGMENT INFORMATION - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales		R$ 39,468,497	R$ 39,322,786	R$ 26,093,154
Other non-current assets		12,606,812	11,989,268
Brazil [member]
Disclosure of geographical areas [line items]
Net sales		33,816,723	33,714,249	22,757,787
Other non-current assets		12,584,481	11,957,039
Europe [member]
Disclosure of geographical areas [line items]
Net sales	[1]	3,050,235	3,080,840	2,551,739
Other non-current assets	[1]	8,969	7,762
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	[2]	144,853	697,117	632,235
Other non-current assets	[2]	3,275	7,294
North America [member]
Disclosure of geographical areas [line items]
Net sales	[3]	2,456,686	1,770,487	81,384
Other non-current assets	[3]	10,087	17,173
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales			60,093	R$ 70,009
Other non-current assets

[1]	England, France, Spain and Portugal; and
[2]	Argentina, Bolivia, Uruguay and Paraguay, and
[3]	United States of America.